Schedule of disaggregated revenue by services lines (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 276,340,120	$ 545,035,182	$ 688,607,542	$ 633,079,773
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	276,340,120	544,875,182	688,607,542	631,886,179
Transferred at Point in Time [Member] | Sales of Cargo Oil, Used Cooking Oil and Fresh Water, and Bunkering Facilitation [Member]
Disaggregation of Revenue [Line Items]
Total revenues	275,440,318	543,810,530	688,210,369	631,607,903
Transferred at Point in Time [Member] | Ship Management Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues	899,802	1,064,652	397,173	278,276
Transferred over Time [Member] | Vessel Chartering Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues		$ 160,000		$ 1,193,594